Statements of Individual Plan Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Hourly Plan
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	$ 237,510,239	$ 214,127,218
Investment contracts at contract value (Note 5)	23,141,275	26,650,341
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation (Note 3)	260,651,514	240,777,559
Receivables
Notes receivable from participants	5,831,702	4,897,925
Participant contribution receivable	88,080	215,249
Employer contribution receivable	88,823	139,329
Total receivables	6,008,605	5,252,503
Net assets available for benefits	266,660,119	246,030,062
Hourly Plan | Alcoa Corporation Stock Fund
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	4,908,261	4,435,218
Hourly Plan | Self-Directed Brokerage Accounts
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	6,503,446	6,813,070
Hourly Plan | Other Investments
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	226,098,532	202,878,930
Salaried Plan
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	411,814,830	390,685,264
Investment contracts at contract value (Note 5)	28,919,479	31,782,908
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation (Note 3)	440,734,309	422,468,172
Receivables
Notes receivable from participants	1,729,935	1,521,789
Participant contribution receivable	0	0
Employer contribution receivable	115,885	0
Total receivables	1,845,820	1,521,789
Net assets available for benefits	442,580,129	423,989,961
Salaried Plan | Alcoa Corporation Stock Fund
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	9,175,589	6,957,414
Salaried Plan | Self-Directed Brokerage Accounts
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	18,073,166	15,823,007
Salaried Plan | Other Investments
EBP, Asset [Abstract]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	$ 384,566,075	$ 367,904,843